Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	15.20
Maximum Aggregate Offering Price	$ 60,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,396.48
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933 (the "Securities Act"), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant's outstanding shares of Class A Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2) Estimated solely for the purpose of calculating the registration fee, based on the average ($15.20 per share) of the high ($15.49 per share) and low ($14.91 per share) prices of Sinclair, Inc. Class A Common Stock on the NASDAQ Stock Market's Global Select Market on March 4, 2026, which date is within five business days prior to filing this Registration Statement, in accordance with Rule 457(h) and Rule 457(c). (3) Represents a 4,000,000 increase in the number of shares reserved for issuance under the Registrant's 401(k) Retirement Savings Plan.